Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of Company fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

Description	Level	March 31, 2023	Level	December 31, 2022
Assets:
Investments held in Trust Account	1	$9,092,522	1	$9,835,409
Liabilities:
PIPE derivative liability-Make-Whole Features	3	$1,281,465	3	$1,065,297
Warrant liability	2	$102,000	2	$335,240

Description	Level	December 31, 2022	Level	December 31, 2021
Assets:
Investments held in Trust Account	1	$9,835,409	1	$80,002,777
Liabilities:
PIPE Derivative Liability-Make-Whole Features	3	$1,065,297	—	$—
Warrant Liability	2	$335,240	3	$1,667,262

Schedule of quantitative information regarding fair value measurement inputs for the warrants

Input	March 31, 2023	December 31, 2022
Historical 30-days VWAP* as of measurement date	$10.69	$10.19
Risk-free rate	4.76%	4.46%
Dividend yield	—%	—%
Volatility	0.43% and 58.0%	1.60% and 64.0%
Term (in years)	0.55	0.31

*   Volume-Weighted Average Price

	July 22, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.39	$9.84
Volatility	16.8%	10.50%
Expected term	5.0	5.0
Risk-free rate	0.71%	1.19%
Dividend yield	0%	0%

Schedule of change fair value of the derivative warrant liabilities, measured with Level 3

	Private Warrants	PIPE Derivative Liability
Fair value as of December 31, 2021	$1,667,262	$—
Change in fair value	(987,262)	—
Fair value as of March 31, 2022	$680,000	$—
Change in fair value	(425,000)	—
Fair value as of June 30, 2022	$255,000	$—
Change in fair value	(119,000)	—
Fair value as of September 30, 2022	$136,000	$—
Initial measurement on November 15, 2022	—	1,108,709
Change in fair value	199,240	(43,412)
Fair value as of December 31, 2022	335,240	$1,065,297

Change in fair value	(233,240)	216,168
Fair value as of March 31, 2023	$102,000	$1,281,465

	Private Warrants	PIPE Derivative Liability
Fair value as of July 22, 2021 (inception)	$—	$—
Initial measurement	2,788,000	—
Change in fair value	(1,120,738)	—
Fair value as of December 31, 2021	$1,667,262	$—
Initial measurement on November 15, 2022	—	1,108,709
Change in fair value	(1,332,022)	(43,412)
Fair value as of December 31, 2022	$335,240	$1,065,297